Supplemental Financial Information - Schedule of Consolidated Statements of Income (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Consolidated Statements of Income [Line Items]
NET REVENUE	$ 21,608,625	$ 19,526,520
Cost of sales	(19,284,037)	(16,901,969)
GROSS PROFIT	2,324,588	2,624,551
General and administrative expenses	(555,624)	(556,427)
Selling expenses	(1,302,546)	(1,187,597)
Other income	41,684	30,345
Other expenses	(23,614)	(27,957)
NET OPERATING EXPENSES	(1,840,100)	(1,741,636)
OPERATING PROFIT	484,488	882,915
Finance income	172,176	235,660
Finance expense	(486,386)	(427,206)
NET FINANCE EXPENSE	(314,210)	(191,546)
Share of profit of equity-accounted investees, net of tax	138,415	2,735
PROFIT (LOSS) BEFORE TAXES	308,693	694,104
Current income taxes	(33,770)	(224,791)
Deferred income taxes	(33,333)	87,021
TOTAL INCOME TAXES	(67,103)	(137,770)
NET INCOME	241,590	556,334
ATTRIBUTABLE TO:
Company shareholders	220,594	500,224
Non-controlling interest	20,996	56,110
NET INCOME	241,590	556,334
Restricted subsidiaries [Member]
Schedule of Consolidated Statements of Income [Line Items]
NET REVENUE	17,112,748	15,110,175
Cost of sales	(15,402,306)	(13,275,176)
GROSS PROFIT	1,710,442	1,834,999
General and administrative expenses	(380,999)	(422,019)
Selling expenses	(1,031,722)	(954,250)
Other income	38,656	27,546
Other expenses	(18,221)	(9,795)
NET OPERATING EXPENSES	(1,392,286)	(1,358,518)
OPERATING PROFIT	318,156	476,481
Finance income	154,508	201,774
Finance expense	(433,433)	(375,411)
NET FINANCE EXPENSE	(278,925)	(173,637)
Share of profit of equity-accounted investees, net of tax	138,415	2,735
PROFIT (LOSS) BEFORE TAXES	177,646	305,579
Current income taxes	1,236	(119,954)
Deferred income taxes	(38,263)	75,593
TOTAL INCOME TAXES	(37,027)	(44,361)
NET INCOME	140,619	261,218
ATTRIBUTABLE TO:
Company shareholders	137,779	257,576
Non-controlling interest	2,840	3,642
NET INCOME	140,619	261,218
Unrestricted subsidiaries [Member]
Schedule of Consolidated Statements of Income [Line Items]
NET REVENUE	4,529,588	4,460,319
Cost of sales	(3,915,442)	(3,670,767)
GROSS PROFIT	614,146	789,552
General and administrative expenses	(174,625)	(134,408)
Selling expenses	(270,824)	(233,347)
Other income	3,028	2,799
Other expenses	(5,393)	18,162
NET OPERATING EXPENSES	(447,814)	(383,118)
OPERATING PROFIT	166,332	406,434
Finance income	17,668	33,886
Finance expense	(52,953)	(51,795)
NET FINANCE EXPENSE	(35,285)	(17,909)
Share of profit of equity-accounted investees, net of tax
PROFIT (LOSS) BEFORE TAXES	131,047	388,525
Current income taxes	(35,006)	(104,837)
Deferred income taxes	4,930	11,428
TOTAL INCOME TAXES	(30,076)	(93,409)
NET INCOME	100,971	295,116
ATTRIBUTABLE TO:
Company shareholders	82,815	242,648
Non-controlling interest	18,156	52,468
NET INCOME	100,971	295,116
Eliminations [Member]
Schedule of Consolidated Statements of Income [Line Items]
NET REVENUE	(33,711)	(43,974)
Cost of sales	33,711	43,974
GROSS PROFIT
General and administrative expenses
Selling expenses
Other income
Other expenses
NET OPERATING EXPENSES
OPERATING PROFIT
Finance income
Finance expense
NET FINANCE EXPENSE
Share of profit of equity-accounted investees, net of tax
PROFIT (LOSS) BEFORE TAXES
Current income taxes
Deferred income taxes
TOTAL INCOME TAXES
NET INCOME
ATTRIBUTABLE TO:
Company shareholders
Non-controlling interest
NET INCOME